BUSINESS COMBINATION (Acquisition of Yinlong, Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended		12 Months Ended
	May. 15, 2014	Dec. 01, 2013	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 31, 2014	May. 14, 2014
Business Acquisition [Line Items]
Net revenues					$ 406,691	$ 332,324	$ 196,702
Net losses					$ 1,303	$ 76,738	1,856
Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life					4 years 8 months 12 days
Yinlong [Member]
Business Acquisition [Line Items]
Fixed cash consideration		$ 2,664
Share consideration, fair value of shares		$ 3,803
Equity interest held by non-controlling shareholders								45.00%
Yinlong [Member] | Noncontrolling Interest [Member]
Business Acquisition [Line Items]
Assumed discount rate		24.50%
Control premium		3.60%
Yinlong [Member] | Technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 2,118
Identified intangible assets, estimated useful life		5 years
Yinlong [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares		1,409,666
Share consideration, fair value of shares		$ 3,803
Yinlong [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired in cost method investee				18.90%
Cash consideration				$ 1,712
Percentage of equity interest acquired		36.10%
Percentage of equity interest accumulated in aggregate		55.00%
Fixed cash consideration		$ 2,664
Equity interest remeasurement gain recognized							$ 942
Net revenues
Net losses			$ 314
Equity interest held by non-controlling shareholders									45.00%
Cash consideration for acquiring non-controlling interest	$ 312
Share consideration for acquiring non-controlling interest, number of common shares	30,400,835
Share consideration for acquiring non-controlling interest, fair value of common shares	$ 62,200
Additional variable share consideration, maximum					7,600,208
Yinlong [Member] | Equity Method Investments [Member]
Business Acquisition [Line Items]
Assumed discount rate		24.50%
Long-term sustainable growth rate		3.00%